Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2015 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	0.03%	[1]
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	6.27%	[1]
Class A
Average Annual Return:
1 Year	(7.80%)
5 Years	(4.24%)
10 Years (or life of class, if less)	(4.21%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.34%)
5 Years	(4.64%)
10 Years (or life of class, if less)	(4.60%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.93%)
5 Years	(3.73%)
10 Years (or life of class, if less)	(3.69%)
Class B
Average Annual Return:
1 Year	(7.88%)
5 Years	(4.27%)
10 Years (or life of class, if less)	(4.07%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	(3.98%)
5 Years	(3.89%)
10 Years (or life of class, if less)	(3.88%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	(3.31%)
5 Years	(3.32%)
10 Years (or life of class, if less)	(3.31%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	(1.70%)
5 Years	(2.74%)
10 Years (or life of class, if less)	(2.72%)
Inception Date	Dec. 15, 2006

[1]	From 11/30/06